SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,432	$2,489	$2,176	$2,071
Gross profit	1,078	984	1,890	1,788
R&D expenses	134	119	223	221
S&M expenses	388	469	473	445
Segment profitability	$556	$396	$1,194	$1,122

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$7,345	$7,222	$6,317	$6,174
Gross profit	3,166	2,924	5,501	5,346
R&D expenses	384	351	664	630
S&M expenses	1,195	1,419	1,456	1,348
Segment profitability	$1,587	$1,154	$3,381	$3,368

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

	U.S.$ in millions

Generic medicine profitability	$556	$396	$1,587	$1,154
Specialty medicine profitability	1,194	1,122	3,381	3,368
Total segment profitability	1,750	1,518	4,968	4,522
Profitability of other activities	47	109	165	241
Total profitability	1,797	1,627	5,133	4,763
Amounts not allocated to segments:
Amortization	242	300	783	867
General and administrative expenses	293	297	897	923
Legal settlements and loss contingencies	(122)	47	(67)	1,509
Impairments, restructuring and others	164	166	364	328
Other unallocated amounts	108	16	147	47

Consolidated operating income	1,112	801	3,009	1,089
Financial expenses - net	84	76	243	340
Consolidated income before income taxes	$1,028	$725	$2,766	$749

Segment revenues by geographic area:
	Three months ended September 30,		Nine months ended September 30,

	2014	2013	2014	2013

	U.S.$ in millions
Generic Medicine
United States	$1,124	$1,137	$3,240	$2,997
Europe*	757	784	2,389	2,460
Rest of the World	551	568	1,716	1,765
Total Generic Medicine	2,432	2,489	7,345	7,222
Specialty Medicine
United States	1,533	1,508	4,482	4,485
Europe*	467	460	1,450	1,351
Rest of the World	176	103	385	338
Total Specialty Medicine	2,176	2,071	6,317	6,174
Other Revenues
United States	3	66	104	192
Europe*	184	194	597	578
Rest of the World	263	239	741	718
Total Other Revenues	450	499	1,442	1,488
Total Revenues	$5,058	$5,059	$15,104	$14,884

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

	U.S. $ in millions

CNS	$1,440	$1,362	$4,124	$4,082
Copaxone®	1,107	1,052	3,116	3,186
Azilect®	103	93	320	273
Nuvigil®	94	87	283	244
Oncology	299	251	845	736
Treanda®	180	184	541	532
Respiratory	218	235	705	710
ProAir®	111	112	358	315
Qvar®	64	69	209	239
Women's health	137	134	389	376
Other Specialty	82	89	254	270
Total Specialty Medicine	$2,176	$2,071	$6,317	$6,174